TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses, and Statement of Additional Information

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Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

The following replaces the information in the Prospectus and Summary Prospectuses for the portfolios listed above relating to QS Investors, LLC under the sections entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolios’ investment manager.

Sub-Adviser:	Portfolio Managers:
QS Investors, LLC	Adam J. Petryk, CFA, Portfolio Manager since 2016 Thomas Picciochi, Portfolio Manager since 2014 Ellen Tesler, Portfolio Manager since 2014

The following replaces the information in the Prospectus for the portfolios listed above relating to QS Investors, LLC under the section entitled “Portfolio Managers”:

Name	Employer	Positions Over Past Five Years
Adam J. Petryk, CFA	QS Investors, LLC	Portfolio Manager of the portfolio since 2016; Head of Multi-Asset and Solutions at QS Investors, LLC since 2014; Chief Investment Officer for Batterymarch Financial Management, Inc. (“Batterymarch”) from 2012-2014; Deputy Chief Investment Officer and co-head of the Developed Markets investment team for Batterymarch from 2010-2012

Thomas Picciochi	QS Investors, LLC	Portfolio Manager of the portfolio since 2014; Head of Multi-Asset Portfolio Management Implementation at QS Investors, LLC since 2010; Senior Portfolio Manager for Deutsche Asset Management from 1999-2010

Ellen Tesler	QS Investors, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager at QS Investors, LLC since 2010; Portfolio Manager for Deutsche Asset Management from 2003-2010

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Transamerica QS Investors Active Asset Allocation – Conservative VP

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

Transamerica QS Investors Active Asset Allocation – Moderate VP

The following replaces the information in the Prospectus and Summary Prospectuses for the portfolios listed above relating to QS Investors, LLC under the sections entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolios’ investment manager.

Sub-Adviser:	Portfolio Managers:
QS Investors, LLC	Adam J. Petryk, CFA, Portfolio Manager since 2016
Thomas Picciochi, Portfolio Manager since 2015
Ellen Tesler, Portfolio Manager since 2015

The following replaces the information in the Prospectus for the portfolios listed above relating to QS Investors, LLC under the section entitled “Portfolio Managers”:

Name	Employer	Positions Over Past Five Years
Adam J. Petryk, CFA	QS Investors, LLC	Portfolio Manager of the portfolio since 2016; Head of Multi-Asset and Solutions at QS Investors, LLC since 2014; Chief Investment Officer for Batterymarch Financial Management, Inc. (“Batterymarch”) from 2012-2014; Deputy Chief Investment Officer and co-head of the Developed Markets investment team for Batterymarch from 2010-2012

Thomas Picciochi	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; Head of Multi-Asset Portfolio Management Implementation at QS Investors, LLC since 2010; Senior Portfolio Manager for Deutsche Asset Management from 1999-2010

Ellen Tesler	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager at QS Investors, LLC since 2010; Portfolio Manager for Deutsche Asset Management from 2003-2010

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Investors Should Retain this Supplement for Future Reference

June 3, 2016